EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in equity mutual funds and fixed income mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

As a result of the plan’s updated actuarial projections for 2017, First Financial recorded income related to its pension plan of $0.6 million for 2017, $1.2 million for 2016 and $1.0 million for 2015. First Financial made no cash contributions to the pension plan in 2017, 2016 or 2015.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$62,729	$60,664
Service cost	4,894	5,034
Interest cost	2,325	2,262
Actuarial (gain) loss	6,107	142
Benefits paid, excluding settlement	(4,901)	(5,373)
Benefit obligation at end of year	71,154	62,729

Change in plan assets
Fair value of plan assets at beginning of year	131,011	125,714
Actual return on plan assets	18,239	10,670
Benefits paid, excluding settlement	(4,901)	(5,373)
Fair value of plan assets at end of year	144,349	131,011

Amounts recognized in the Consolidated Balance Sheets
Assets	73,195	68,282
Liabilities	0	0
Net amount recognized	$73,195	$68,282

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$33,580	$38,278
Net prior service cost	(1,921)	(2,334)
Deferred tax assets	(12,028)	(13,141)
Net amount recognized	$19,631	$22,803

Change in accumulated other comprehensive income (loss)	$(3,172)	$(1,245)

Accumulated benefit obligation	$69,678	$61,909

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2017	2016	2015
Service cost	$4,894	$5,034	$4,807
Interest cost	2,325	2,262	2,120
Expected return on assets	(9,358)	(9,644)	(9,444)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,924	1,608	1,888
Net periodic benefit (income) cost	(628)	(1,153)	(1,042)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(2,775)	(884)	11,014
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,924)	(1,608)	(1,888)
Total recognized in accumulated other comprehensive income (loss)	(4,286)	(2,079)	9,539
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(4,914)	$(3,232)	$8,497

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$2,090	$1,754	$1,642
Amortization of prior service credit	(413)	(413)	(413)

Pension plan assumptions
	December 31,
	2017	2016	2015
Benefit obligations
Discount rate	3.43%	3.88%	4.05%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.88%	4.05%	3.76%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

The fair value of the plan assets as of December 31, 2017 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$175	$175	$0	$0
U. S. Government agencies	6,853	0	6,853	0
Fixed income mutual funds	69,154	69,154	0	0
Equity mutual funds	68,167	68,167	0	0
Total	$144,349	$137,496	$6,853	$0

The fair value of the plan assets as of December 31, 2016 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$190	$190	$0	$0
U. S. Government agencies	6,026	0	6,026	0
Fixed income mutual funds	66,483	66,483	0	0
Equity mutual funds	58,311	58,311	0	0
Total	$131,010	$124,984	$6,026	$0

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. See Note 20 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2018	$4,758
2019	4,426
2020	5,417
2021	5,771
2022	5,016
Thereafter	29,825

401(k) thrift plan. First Financial sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary and vest immediately. First Financial measures the Company's performance compared to its identified peer group in determining whether to recommend a Company contribution, with the amount of the recommended contribution not to exceed 3% of the employee's annual earnings. First Financial recorded $1.9 million and $0.8 million of expense related to the Company's contributions to the 401(k) plan during the years ended December 31, 2017 and 2016, respectively. First Financial made no contributions to the 401(k) plan during 2015.

Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value with changes recorded in Other noninterest income in the Consolidated Statements of Income. The carrying value of bank-owned life insurance policies was $102.3 million and $98.5 million at December 31, 2017, and 2016, respectively.